1
The GDL Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 38.0%
Aerospace  — 2.0%
100,000 Aerojet Rocketdyne Holdings Inc.† ..... $ 3,935,000
5,000 Hexcel Corp. ..................... 297,350
7,500 Meggitt plc† ..................... 74,898
8,700 Spire Global Inc.† ................. 18,270
4,325,518
Automotive  — 0.1%
20,000 Iveco Group NV† ................. 131,644
Automotive: Parts and Accessories  — 0.8%
36,000 Haldex AB† ..................... 157,747
24,500 Meritor Inc.† .................... 871,465
13,000 Tenneco Inc., Cl. A† ............... 238,160
10,000 Veoneer Inc.† .................... 369,500
1,636,872
Broadcasting  — 0.7%
70,000 TEGNA Inc. ..................... 1,568,000
Building and Construction  — 1.4%
10,500 Cornerstone Building Brands Inc.† ..... 255,360
2,000 Hinokiya Group Co. Ltd. ............. 38,673
38,700 Lennar Corp., Cl. B ................ 2,645,145
2,939,178
Business Services  — 0.9%
16,500 Bottomline Technologies DE Inc.† ...... 935,220
135,000 Clear Channel Outdoor Holdings Inc.† ... 467,100
75,000 Dawson Geophysical Co.† ........... 175,500
2,000 eWork Group AB .................. 22,973
6,500 Nielsen Holdings plc ............... 177,060
20,000 Volt Information Sciences Inc.† ....... 119,600
1,897,453
Cable and Satellite  — 0.9%
1,500 Lee Enterprises Inc.† ............... 40,380
40,000 Liberty Global plc, Cl. A† ............ 1,020,400
10,000 Liberty Global plc, Cl. C† ............ 259,100
20,000 Liberty Latin America Ltd., Cl. A† ...... 194,000
5,351 Liberty Latin America Ltd., Cl. C† ...... 51,316
8,000 Shaw Communications Inc., Cl. B ...... 248,290
1,813,486
Computer Software and Services  — 2.5%
3,500 Anaplan Inc.† .................... 227,675
7,000 Aspen Technology Inc.† ............. 1,157,590
33,000 Avast plc(a) ..................... 245,363
16,000 Cerner Corp. ..................... 1,496,960
6,000 Citrix Systems Inc. ................ 605,400
10,000 Dell Technologies Inc., Cl. C† ......... 501,900
4,500 Mandiant Inc.† ................... 100,395
12,500 Mimecast Ltd.† ................... 994,500
Shares
Market
Value
6,000 Playtech plc† .................... $ 46,661
5,376,444
Consumer Products  — 1.1%
2,000 Accell Group NV† ................. 126,998
7,000 Hunter Douglas NV† ............... 1,336,571
500 Neenah Inc. ..................... 19,830
20,000 Terminix Global Holdings Inc.† ........ 912,600
2,395,999
Diversified Industrial  — 1.5%
3,000 Akka Technologies† ................ 162,553
6,000 Intertape Polymer Group Inc. ......... 190,441
60,000 US Ecology Inc.† ................. 2,872,800
3,225,794
Electronics  — 3.2%
62,900 Bel Fuse Inc., Cl. A ................ 1,320,900
1,000 Coherent Inc.† ................... 273,360
6,000 NeoPhotonics Corp.† .............. 91,260
5,000 Plantronics Inc.† .................. 197,000
17,500 Rogers Corp.† ................... 4,754,750
2,000 Ultra Electronics Holdings plc ......... 87,331
6,724,601
Energy and Utilities  — 5.1%
13,333 Alvopetro Energy Ltd. .............. 58,338
12,000 Avista Corp. ..................... 541,800
40,000 Endesa SA ...................... 875,044
460,000 Gulf Coast Ultra Deep Royalty Trust ..... 17,066
109,200 PNM Resources Inc. ............... 5,205,564
4,300 Renewable Energy Group Inc.† ........ 260,795
3,500 South Jersey Industries Inc. .......... 120,925
200 Southwest Gas Holdings Inc. ......... 15,658
44,000 SPX FLOW Inc. ................... 3,793,680
32,000 Vivo Energy plc(a) ................. 57,422
10,946,292
Entertainment  — 0.6%
2,500 Activision Blizzard Inc. .............. 200,275
30,000 Fox Corp., Cl. B ................... 1,088,400
6,000 Zynga Inc., Cl. A† ................. 55,440
1,344,115
Financial Services  — 3.8%
17,500 Aareal Bank AG ................... 551,742
400 Alleghany Corp.† ................. 338,800
15,500 American National Group Inc. ......... 2,930,895
3,247 Brookfield Asset Management Inc., Cl. A . 183,683
12,000 Cadence Bank .................... 351,120
2,200 Columbia Banking System Inc. ........ 70,994
8,500 Fanhua Inc., ADR ................. 61,880
15,000 First Horizon Corp. ................ 352,350
10,000 Intertrust NV†(a) ................. 217,267
96,500 Macquarie Infrastructure Holdings LLC .. 359,945

The GDL Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
55,000 MoneyGram International Inc.† ....... $ 580,800
1,800 SouthState Corp. ................. 146,862
26,000 Steel Partners Holdings LP† .......... 1,080,560
13,890 Webster Financial Corp. ............. 779,507
8,006,405
Food and Beverage  — 0.6%
6,000 Sanderson Farms Inc. .............. 1,124,940
350,000 Yashili International Holdings Ltd.† ..... 43,341
1,168,281
Health Care  — 1.9%
10,000 AstraZeneca plc, ADR .............. 663,400
8,400 Bioventus Inc., Cl. A† .............. 118,440
24,000 Change Healthcare Inc.† ............ 523,200
2,000 Healthcare Trust of America Inc., Cl. A,
REIT ......................... 62,680
35,000 Idorsia Ltd.† ..................... 698,068
30,000 Intersect ENT Inc.† ................ 840,300
33,000 IntriCon Corp.† ................... 787,380
2,500 Ortho Clinical Diagnostics Holdings plc† . 46,650
7,000 QIAGEN NV† .................... 343,000
500 SOC Telemed Inc.† ................ 1,495
4,084,613
Hotels and Gaming  — 0.0%
500 Flutter Entertainment plc† ........... 58,326
Machinery  — 2.5%
25,000 CFT SpA† ....................... 127,219
6,000 CIRCOR International Inc.† .......... 159,720
20,000 CNH Industrial NV ................. 318,489
14,000 Neles Oyj ....................... 143,105
130,000 Welbilt Inc.† ..................... 3,087,500
200,000 Zardoya Otis SA .................. 1,559,812
5,395,845
Metals and Mining  — 0.3%
50,000 Alamos Gold Inc., Cl. A ............. 421,000
20,000 Artemis Gold Inc.† ................ 113,586
4,257 Kinross Gold Corp. ................ 24,994
65,000 Sierra Metals Inc. ................. 76,700
1,500 Turquoise Hill Resources Ltd.† ........ 45,043
681,323
Publishing  — 0.5%
50,000 Houghton Mifflin Harcourt Co.† ....... 1,050,500
Real Estate  — 0.1%
5,000 Bluerock Residential Growth REIT Inc. ... 132,850
10,000 Corem Property Group AB, Cl. B ....... 26,057
10,000 Hibernia REIT plc ................. 17,877
Shares
Market
Value
1,000 S IMMO AG ..................... $ 24,504
201,288
Retail  — 0.3%
7,500 Marshall Motor Holdings plc ......... 39,015
56,000 Sportsman's Warehouse Holdings Inc.† . 598,640
637,655
Semiconductors  — 1.6%
2,500 Advanced Micro Devices Inc.† ........ 273,350
12,500 CMC Materials Inc. ................ 2,317,500
8,200 Siltronic AG ..................... 845,985
3,436,835
Specialty Chemicals  — 4.1%
40,000 Atotech Ltd.† .................... 878,000
205,029 Ferro Corp.† ..................... 4,457,330
42,000 GCP Applied Technologies Inc.† ....... 1,319,640
4,000 SGL Carbon SE† .................. 25,090
400 Tronox Holdings plc, Cl. A ........... 7,916
12,000 Vifor Pharma AG† ................. 2,139,495
8,827,471
Telecommunications  — 1.3%
175,000 Koninklijke KPN NV ................ 608,465
50,000 Orange Belgium SA ................ 1,062,000
21,000 Parrot SA† ...................... 93,157
15,000 Telesat Corp.† ................... 247,500
35,000 Vonage Holdings Corp.† ............ 710,150
2,721,272
Transportation  — 0.1%
40,000 Abertis Infraestructuras SA† ......... 214,613
Wireless Communications  — 0.1%
713,121 NII Holdings Inc., Escrow† ........... 213,936
TOTAL COMMON STOCKS ......... 81,023,759
CLOSED-END FUNDS  — 1.2%
425,000 Altaba Inc., Escrow† ............... 2,475,625
PREFERRED STOCKS  — 0.0%
Financial Services  — 0.0%
2,000 Steel Partners Holdings LP, Ser. A, 6.000%,
02/07/26 ...................... 46,640
RIGHTS  — 0.3%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ....... 650
Entertainment  — 0.0%
225,000 Media General Inc., CVR†(b) ......... 0

The GDL Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
RIGHTS (Continued)
Health Care  — 0.1%
70,000 Achillion Pharmaceuticals Inc., CVR† ... $ 35,000
104,000 Adamas Pharmaceuticals Inc., CVR† .... 5,200
104,000 Adamas Pharmaceuticals Inc., CVR† .... 5,200
79,391 Ambit Biosciences Corp., CVR†(b) ..... 134,171
103,040 Dova Pharmaceuticals Inc., CVR† ...... 12,880
300,000 Innocoll, CVR†(b) ................. 0
125,000 Ipsen SA/Clementia, CVR†(b) ......... 0
23,000 Ocera Therapeutics, CVR†(b) ......... 3,910
3,000 Prevail Therapeutics Inc., CVR† ....... 1,500
346,322 Teva Pharmaceutical Industries Ltd., CCCP,
expire 02/20/23†(b) .............. 0
11,000 Tobira Therapeutics Inc., CVR†(b) ...... 0
1,500 Zogenix Inc., CVR† ................ 1,125
198,986
Metals and Mining  — 0.2%
10,000 Kinross Gold Corp., CVR† ........... 0
419,000 Pan American Silver Corp., CVR† ...... 351,960
351,960
TOTAL RIGHTS ................ 551,596
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 60.5%
$ 129,170,000 U.S. Treasury Bills,
0.060% to 0.773%††, 04/21/22 to
08/18/22(c) .................... 129,092,523
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $215,914,934) ............. $ 213,190,143
Shares
Market
Value
SECURITIES SOLD SHORT — (1.2)%
Building and Construction — (0.9)%
24,500 Lennar Corp., Cl. A ......................... $ 1,988,665
Financial Services — (0.3)%
9,000 Webster Financial Corp. .................... 505,080
Semiconductors — (0.0)%
700 II-VI Inc. ................................... 50,743
TOTAL SECURITIES SOLD SHORT
(Proceeds received $1,918,232)(d) ..... $ 2,544,488
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) At March 31, 2022, $16,000,000 of the principal amount was pledged as collateral for securities sold short and forward foreign exchange contracts.
(d) At March 31, 2022, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
Long Positions
North America ...................... 92.6% $ 197,409,444
Europe .............................. 7.3 15,636,807
Asia/Pacific ......................... 0.1 105,221
Japan ............................... 0.0 * 38,673
Total Investments — Long Positions 100.0% $ 213,190,143
Short Positions
North America ...................... (1.2) % $ (2,544,488)
Total Investments — Short Positions (1.2)% $ (2,544,488)
* Amount represents less than 0.05%.
As of March 31, 2022, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 7,175,792 EUR 6,500,000 State Street Bank and Trust Co. 04/29/22 $ (20,978)
USD 316,565 CAD 400,000 State Street Bank and Trust Co. 04/29/22 (3,349)
GBP 100,000 USD 131,361 State Street Bank and Trust Co. 04/29/22 (20)
USD 131,616 GBP 100,000 State Street Bank and Trust Co. 04/29/22 275
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ (24,072)